Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,921,370
Previously Paid Amount	0.00
Total Fee Amount	3,717.84
Total Offset Amount	0.00
Net Fee	3,717.84
Narrative - Max Aggregate Offering Price	$ 26,921,370
Final Prospectus	true